Summary of significant accounting policies - Cash and restricted cash (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($) item	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2020 USD ($)
Cash classified as restricted | $	$ 300	$ 300	$ 300	$ 300	$ 300
Number of standby letters of credit | item	2	2
Maximum
Cash investment term	90 days